SHORT-TERM BORROWINGS (Details 1)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Trade Financing [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	0.10% to 10.00	1.00% to 13.28
Local On Lending [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	1.50% to 10.00	1.50% to 11.50
Euronotes [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	0.40% to 2.50	0.23% to 10.91
Fixed Rate Notes [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	1.35% to 10.37	0.95% to 8.93
Mortgage Notes [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	2.04% to 10.64	1.28% to 8.55